Financial liabilities designated at fair value - Narrative (Details) - Financial liabilities designated at fair value - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation, more (less)	$ (2,691,000,000)	$ (4,365,000,000)
Accumulated decrease in fair value of financial liability, attributable to changes in credit risk of liability	2,252,000,000	1,655,000,000
HSBC Holdings
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation, more (less)	1,161,000,000	(17,000,000)
Accumulated decrease in fair value of financial liability, attributable to changes in credit risk of liability	$ 430,000,000	$ 540,000,000